Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

15.  Provisions

Provisions comprise the following as of December 31:

	2023			2022
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Environmental provision	174	1,909	2,083	168	1,396	1,564
Provisions for litigation	—	7,913	7,913	—	23,142	23,142
Provisions for third-party liability	10,596	—	10,596	5,960	—	5,960
Provisions for Carbon dioxide emissions allowances	—	90,471	90,471	7,956	94,800	102,756
Provision for restructuring cost	—	15,243	15,243	—	21,539	21,539
Other provisions	9,200	7,221	16,421	8,040	4,450	12,490
Total	19,970	122,757	142,727	22,124	145,327	167,451

The changes in the various line items of provisions in 2023 and 2022 were as follows:

		Provisions for	Provisions for	Provisions for	Provisions for
	Environmental	Litigation	Third	Carbon Dioxide Emissions	Restructuring	Other
	Provision	in Progress	Party Liability	Allowances	Cost	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2022	3,695	1,952	8,905	110,246	22,350	10,017	157,165
Charges for the year	13	22,134	454	114,185	9,092	7,022	152,900
Provisions reversed with a credit to income	—	(48)	—	(2,435)	(591)	(890)	(3,964)
Amounts used	(345)	(798)	(2,863)	(112,485)	(8,012)	(2,516)	(127,019)
Transfers from/(to) other accounts	(1,510)	—	—	—	—	(666)	(2,176)
Exchange differences and others	(289)	(98)	(536)	(6,755)	(1,300)	(477)	(9,455)
Balance at December 31, 2022	1,564	23,142	5,960	102,756	21,539	12,490	167,451
Charges for the year	1,292	7,142	267	81,424	—	6,914	97,039
Provisions reversed with a credit to income	—	(487)	—	(3,036)	—	(2,850)	(6,373)
Amounts used	(727)	(22,029)	(215)	(93,471)	(6,977)	(118)	(123,537)
Remeasurement through other comprehensive income (loss)	—	—	4,367	—	—	—	4,367
Exchange differences and others	(46)	145	217	2,798	681	(15)	3,780
Balance at December 31, 2023	2,083	7,913	10,596	90,471	15,243	16,421	142,727

Environmental provision

Environmental provisions related to $174 thousand of non-current environmental rehabilitation obligations as of December 31, 2023 (2022: $168 thousand) and $1,909 thousand of current environmental rehabilitation obligations as of December 31, 2023 (2022: $1,396 thousand). A majority of these provisions relates to residues disposal, such as the remediation costs required to comply with government regulations.

Provisions for litigation in progress

The timing and amounts potential liabilities arising from such exposures is uncertain. The provision reflects the Company’s best estimate of the expenditure required to meet resulting obligations.

Certain employees of Ferroglobe France (formerly FerroPem, SAS and then known as Pechiney Electrometallurgie, S.A), may have been exposed to asbestos at its plants in France in the decades prior to our acquisition. The Company has recognized a provision of $611 thousand during the year ended December 31, 2023 as part of the current portion of Provisions for litigation (2022: $955 thousand). See Note 26 for further information.

In 2022, Ferroglobe France sent dismissal letters to several employees of Château-Feuillet. As of December 31, 2023, numerous claims have been received from the affected individuals challenging the terminations and seeking substantial financial compensation. The Company has recorded a provision of $5,574 thousand for these claims.

In 2022, a provision of $18,000 thousand was recognized at Ferroglobe USA Metallurgical Inc (formerly Globe Metallurgical Inc.) with respect to civil lawsuits arising out of a 2018 incident at its Selma, Alabama, facility in which two employees were injured and one of whom later died. At the time, Ferroglobe USA Metallurgical Inc also recorded an expected reimbursement from the Company’s insurer as other assets for the same amount (see Note 11). In the first quarter of 2023, the Company reached full and final settlements of the lawsuits and all amounts were paid directly by the insurer.

Provisions for third-party liability

Provisions for third-party liability presented as non-current obligations of $10,596 thousand relate to health costs for retired employees (2022: $5,960 thousand) in the Company’s subsidiary, Ferroglobe France.

Provisions for carbon dioxide emissions allowances

As of December 31, 2023 the provision for carbon dioxide emission allowances amounting to $90,471 thousand (2022: $102,756 thousand) corresponds to the obligation to deliver the carbon dioxide allowances at the end of the compliance period.

Provisions for restructuring costs

As of December 31, 2023, the restructuring provision corresponds to the restructuring process in Château-Feuillet facility in France amounting to $15,243 thousand (2022: $21,539 thousand).

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include taxes of $5,215 thousand (2022: $1,998 thousand) and $8,285 thousand related to the accrued estimated costs of reclaiming the land after it has been mined for gravel or coal (2022: $7,551 thousand).

15.1 Provisions for pensions

France

The Company maintains a pension plan covering employees of Ferroglobe France, which is accounted for as a defined benefit plan.

These relate to various obligations assumed by our French subsidiaries with various groups of employees related to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined unfunded benefit obligations, whose changes in 2023, 2022 and 2021 were as follows:

	2023	2022	2021
	US$'000	US$'000	US$'000
Obligations at the beginning of year	16,338	25,950	34,496
Service cost	733	(1,159)	1,082
Borrowing costs	596	310	212
Actuarial differences	2,039	(4,821)	(3,003)
Benefits paid	(1,200)	(1,181)	(995)
Exchange differences	616	(1,253)	(2,412)
Others	—	(1,508)	(3,430)
Obligations at the end of year	19,122	16,338	25,950

At December 31, 2023 and 2022 the effect of a 1% change in discount rate would have resulted in a change to the provision of $2,216 thousand and $1,695 thousand, respectively.

The weighted average duration of defined benefit obligation as of December 31, 2023 is 14.2 years (14.9 years in 2022).

Canada

Defined Benefit Retirement and Post-retirement Plans

Quebec Silicon Limited partnership (“QSLP”) sponsors two defined benefit pension plans and postretirement benefit plans for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, hospital, medical, and dental benefits. The defined benefit pension plans were closed to new participants effective October 1, 2010. Contributions from participants to the pension plan for union employees ceased on December 31, 2023, and pension benefit accruals under that plan are calculated based on a reduced rate for service after that date. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company’s funding policy has been to fund the pension plans in accordance with the minimum funding requirements of the applicable pension legislation and professional actuarial standards.

The net provision for the defined benefit plan is the present value of the defined benefit obligation at the balance sheet date minus the fair value of plan assets. Estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. The defined benefit obligation is calculated annually with the assistance of an independent actuary using the projected unit credit method, which reflects services rendered by employees to the date of valuation, incorporates assumptions concerning employees’ projected salaries and pension increases as well as discount rates of high quality corporate bonds that have terms to maturity approximating the terms of the related liability.

To the extent that the fair value of the plan assets is greater than the present value of the defined benefit obligation as calculated by our independent actuary, the Company accounts for the effect of the asset ceiling test under IAS 19.

Re-measurements of the net defined benefit liability, which comprise actuarial gains and losses and the return on plan assets (excluding interest) are recognized immediately in the consolidated statements of other comprehensive income (loss). Past service costs, including curtailment gains or losses, are recognized immediately in our consolidated income statements within operating profit (loss). Settlement gains or losses are recognized within operating (loss) profit in our consolidated income statements.

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the Canadian plans as of December 31, 2023 and 2022:

	2023			2022
	Canada			Canada
		Post-			Post-
	Pension	retirement		Pension	retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	20,196	5,742	25,938	18,266	5,497	23,763
Fair value of plan assets	(19,231)	—	(19,231)	(17,777)	—	(17,777)
Provision for pensions	965	5,742	6,707	489	5,497	5,986

All Canadian pension and post-retirement plans are underfunded. At December 31, 2023 and 2022, the accumulated benefit obligation was $20,196 thousand and $18,266 thousand for the defined pension plan and $5,742 thousand and $5,497 thousand for the post-retirement plans, respectively.

The assumptions used to determine benefit obligations as of December 31, 2023 and 2022 for the Canadian plans are as follows:

	Canada - 2023		Canada - 2022
	Pension	Postretirement	Pension	Postretirement
	Plan	Plan	Plan	Plan
Salary increase	2.75% - 3.00%	N/A	2.75% - 3.00%	N/A
Discount rate	4.65%	4.65%	5.25%	5.25%
Mortality	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B
Retirement age	58-60	58-60	58-60	58-60

The discount rate used in calculating the present value of our pension plan obligations is developed based on the BPS&M Pension Discount Curve for 2023 and 2022 and the Mercer Proprietary Yield Curve for 2023 and 2022 for QSLP Pension and post-retirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of $601 thousand to the defined benefit pension and post-retirement plans for the year ending December 31, 2024.

The pension plans exposes the Company to the following risks:

(i) Investment risk: The defined benefit obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs.

(ii) Interest rate risk: Variation in bond rates will affect the value of the defined benefit obligation.

(iii) Inflation risk: The defined benefit obligation is calculated assuming a certain level of inflation. An actual inflation higher than expected will have the effect of increasing the value of the defined benefit obligation.

The accumulated non-pension post-retirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 5.0% for 2023 and decreasing to an ultimate rate of 4.0% in fiscal 2040. As of December 31, 2023 and 2022, the effect of a 1% increase on the health care cost trend rate on the non-pension post-retirement benefit obligation is $926 thousand and $848 thousand, respectively. As of December 31, 2023 and 2022 the effect of a 1% decrease in health care cost trend rate on the non-pension post-retirement benefit obligation is ($747) thousand and ($689) thousand.

The weighted average duration of defined benefit obligation as of December 31, 2023 is 12.46 years (12.42 years in 2022).

The changes to these obligations in the year ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Canada			Canada
	Pension	Post-retirement		Pension	Post-retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	18,266	5,497	23,763	25,349	8,569	33,918
Service cost	110	205	315	162	301	463
Borrowing cost	943	287	1,230	773	271	1,044
Actuarial differences	1,449	(185)	1,264	(5,774)	(3,040)	(8,814)
Benefits paid	(985)	(183)	(1,168)	(870)	(162)	(1,032)
Exchange differences	413	121	534	(1,374)	(442)	(1,816)
Obligations at the end of year	20,196	5,742	25,938	18,266	5,497	23,763

The plan assets of the defined benefit and retirement and post-retirement plans in Canada are comprised of assets that have quoted market prices in an active market. The breakdown as of December 31, 2023 and 2022 of the assets by class are:

	2023	2022
Cash	—%	—%
Equity Mutual Funds	30%	31%
Fixed Income Securities	17%	14%
Assets held by insurance company	53%	55%
Total	100%	100%

For the years ended December 31, 2023 and 2022, the changes in plan assets were as follows:

	2023	2022
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	17,777	22,417
Interest income on assets	927	690
Benefits paid	(985)	(870)
Actuarial return on plan assets	803	(3,496)
Exchange differences	397	(1,269)
Other	312	305
Fair value of plan assets at the end of the year	19,231	17,777

South Africa and Venezuela

The Company also maintains defined benefit plans in South Africa and Venezuela which were not material to the Company for the years ended December 31, 2023 and 2022, respectively.